Quarterly Holdings Report
for
Fidelity Managed Retirement 2015 Fund℠
October 31, 2023
RW34-NPRT1-1223
1.858597.117
Domestic Equity Funds - 11.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	10,430	137,983
Fidelity Series Commodity Strategy Fund (a)	410	40,752
Fidelity Series Large Cap Growth Index Fund (a)	5,262	87,512
Fidelity Series Large Cap Stock Fund (a)	5,221	92,463
Fidelity Series Large Cap Value Index Fund (a)	12,276	165,965
Fidelity Series Small Cap Core Fund (a)	47	444
Fidelity Series Small Cap Opportunities Fund (a)	3,638	42,195
Fidelity Series Value Discovery Fund (a)	4,273	61,104
TOTAL DOMESTIC EQUITY FUNDS (Cost $550,890)		628,418

International Equity Funds - 15.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	3,624	47,731
Fidelity Series Emerging Markets Fund (a)	8,205	63,344
Fidelity Series Emerging Markets Opportunities Fund (a)	16,007	253,543
Fidelity Series International Growth Fund (a)	8,193	121,255
Fidelity Series International Index Fund (a)	4,306	45,556
Fidelity Series International Small Cap Fund (a)	5,587	81,121
Fidelity Series International Value Fund (a)	11,349	120,748
Fidelity Series Overseas Fund (a)	10,714	121,277
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $824,982)		854,575

Bond Funds - 66.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	83,010	789,422
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	23,120	168,776
Fidelity Series Corporate Bond Fund (a)	49,289	417,969
Fidelity Series Emerging Markets Debt Fund (a)	3,984	28,088
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,037	9,370
Fidelity Series Floating Rate High Income Fund (a)	608	5,445
Fidelity Series Government Bond Index Fund (a)	71,746	624,908
Fidelity Series High Income Fund (a)	3,725	29,425
Fidelity Series International Credit Fund (a)	293	2,205
Fidelity Series International Developed Markets Bond Index Fund (a)	25,956	216,470
Fidelity Series Investment Grade Bond Fund (a)	67,052	626,933
Fidelity Series Investment Grade Securitized Fund (a)	50,817	419,752
Fidelity Series Long-Term Treasury Bond Index Fund (a)	46,947	234,266
Fidelity Series Real Estate Income Fund (a)	702	6,356
TOTAL BOND FUNDS (Cost $4,227,711)		3,579,385

Short-Term Funds - 6.6%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(b)	72,846	72,846
Fidelity Series Short-Term Credit Fund (a)	7,058	67,970
Fidelity Series Treasury Bill Index Fund (a)	21,667	215,158
TOTAL SHORT-TERM FUNDS (Cost $359,010)		355,974

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,962,593)	5,418,352
NET OTHER ASSETS (LIABILITIES) - 0.0%	(346)
NET ASSETS - 100.0%	5,418,006

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	913,699	735	127,679	2	(6,810)	9,477	789,422
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	205,342	329	22,401	167	(7,421)	(7,073)	168,776
Fidelity Series Blue Chip Growth Fund	158,062	10,222	15,018	489	(1,163)	(14,120)	137,983
Fidelity Series Canada Fund	58,763	1,417	6,721	-	1,278	(7,006)	47,731
Fidelity Series Commodity Strategy Fund	47,955	1,086	6,738	1,048	(619)	(932)	40,752
Fidelity Series Corporate Bond Fund	483,851	12,434	48,094	4,991	(4,865)	(25,357)	417,969
Fidelity Series Emerging Markets Debt Fund	32,880	820	3,567	497	(711)	(1,334)	28,088
Fidelity Series Emerging Markets Debt Local Currency Fund	11,156	257	1,345	-	(161)	(537)	9,370
Fidelity Series Emerging Markets Fund	70,089	13,870	11,795	-	(1,525)	(7,295)	63,344
Fidelity Series Emerging Markets Opportunities Fund	303,349	36,930	48,711	-	(4,959)	(33,066)	253,543
Fidelity Series Floating Rate High Income Fund	6,448	149	1,128	144	17	(41)	5,445
Fidelity Series Government Bond Index Fund	703,521	19,476	67,570	5,024	(8,739)	(21,780)	624,908
Fidelity Series Government Money Market Fund 5.41%	113,784	1,447	42,385	1,367	-	-	72,846
Fidelity Series High Income Fund	34,568	537	4,236	509	(798)	(646)	29,425
Fidelity Series International Credit Fund	2,232	22	-	21	-	(49)	2,205
Fidelity Series International Developed Markets Bond Index Fund	250,310	1,582	30,314	545	(3,915)	(1,193)	216,470
Fidelity Series International Growth Fund	148,236	6,178	17,339	-	(131)	(15,689)	121,255
Fidelity Series International Index Fund	56,036	1,366	6,245	-	601	(6,202)	45,556
Fidelity Series International Small Cap Fund	46,495	44,129	3,842	-	(311)	(5,350)	81,121
Fidelity Series International Value Fund	149,252	1,236	19,800	-	1,889	(11,829)	120,748
Fidelity Series Investment Grade Bond Fund	718,888	19,923	71,578	7,183	(12,101)	(28,199)	626,933
Fidelity Series Investment Grade Securitized Fund	488,006	12,596	48,745	4,642	(6,327)	(25,778)	419,752
Fidelity Series Large Cap Growth Index Fund	99,840	4,927	9,938	-	2,133	(9,450)	87,512
Fidelity Series Large Cap Stock Fund	110,718	3,392	10,379	2,514	1,426	(12,694)	92,463
Fidelity Series Large Cap Value Index Fund	205,725	7,287	27,879	-	4,061	(23,229)	165,965
Fidelity Series Long-Term Treasury Bond Index Fund	258,683	35,658	20,012	2,132	(4,708)	(35,355)	234,266
Fidelity Series Overseas Fund	148,400	4,950	16,205	-	1,639	(17,507)	121,277
Fidelity Series Real Estate Income Fund	8,943	161	2,252	151	(257)	(239)	6,356
Fidelity Series Short-Term Credit Fund	76,378	620	8,875	541	(321)	168	67,970
Fidelity Series Small Cap Core Fund	555	-	37	-	1	(75)	444
Fidelity Series Small Cap Opportunities Fund	50,622	2,166	3,772	230	90	(6,911)	42,195
Fidelity Series Treasury Bill Index Fund	316,813	4,117	105,528	3,877	(363)	119	215,158
Fidelity Series Value Discovery Fund	75,895	1,087	11,047	-	1,420	(6,251)	61,104
	6,355,494	251,106	821,175	36,074	(51,650)	(315,423)	5,418,352

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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